Summary Of Amortized Cost Of Mortgage Loans (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Non-specific reserves	$ 5	$ 6	$ 11
Mortgage loans, net of allowance [Member]
Summary of the amortized cost of mortgage loans
Total amortized cost		6,376	5,871
Total valuation allowance		35	44
Mortgage loans, net of allowance		6,341	5,827
Mortgage loans, net of allowance [Member] | Non-specific reserves [Member]
Summary of the amortized cost of mortgage loans
Amortized cost		6,350	5,820
Non-specific reserves		29	33
Mortgage loans, net of allowance [Member] | Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Amortized cost		26	51
Specific reserves		$ 6	$ 11